Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Cash	$ 336,024	$ 184,938	$ 101,055	$ 106,437
Financial asset at amortized cost	26,013	8,682
Other receivable from related party	1,217	1,200
Other current assets	64,280	35,368
Financial assets at fair value through profit or loss	16,013	21,765
Total assets	1,603,194	909,818
Current liabilities	601,225	352,242
Short-term secured borrowings	151,400	104,000
Total equity	871,982	485,199	431,244	442,287
Total liabilities and equity	1,603,194	909,818
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Cash	972	1,980	1,002	813
Financial asset at amortized cost	5,659	5,405
Other current assets	516	434
Financial assets at fair value through profit or loss	12,269	12,412
Investments in subsidiaries and affiliates	1,228,969	791,056
Total assets	1,248,385	811,287
Current liabilities	885	195
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	151,400	104,000
Debt borrowing from a subsidiary	173,876	168,416
Long-term unsecured borrowings	46,500	52,500
Total equity	869,724	480,176	$ 432,987	$ 446,548
Total liabilities and equity	$ 1,248,385	$ 811,287